Commitments and Contingencies - Additional Information (Detail)			1 Months Ended			4 Months Ended	12 Months Ended
	Aug. 01, 2015 ft²	Apr. 24, 2015 USD ($)	Aug. 31, 2016 USD ($)	Feb. 28, 2015 USD ($) ft²	Dec. 31, 2009 USD ($)	Apr. 24, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CAD	Sep. 30, 2016 USD ($)	May 14, 2015	Feb. 01, 2015 USD ($)
Other Commitments [Line Items]
Gross proceeds									$ 22,372,000
Expiration of operating lease agreement							2016-09
Additional office space | ft²	2,245
Consolidated rent and facilities expense							$ 600,000	$ 900,000	$ 2,800,000
Lease termination agreement, additional fee payable				$ 1,300,000
Indemnification obligations							0
Expenses related to indemnification issues							0
Vancouver, Canada [Member]
Other Commitments [Line Items]
Aggregate future minimum annual lease payments under the lease							68,000,000
Ionis Pharmaceuticals Inc. [Member]
Other Commitments [Line Items]
Litigation settlement, upfront payment			$ 1,400,000
Royalty payment percentage			5.00%
Sale, license or other transaction payment percentage			50.00%
Ionis Pharmaceuticals Inc. [Member] | Maximum [Member]
Other Commitments [Line Items]
Litigation settlement, success based payment			$ 5,000,000
Grosvenor International Limited [Member]
Other Commitments [Line Items]
Area of office space leased | ft²				11,526
Expiration date of option to lease additional area of office space				Aug. 01, 2015
Lease expiration date				Apr. 30, 2018
Optional lease renewal				3 years
Monthly base rent commencement date				May 01, 2015
Lessee's share of property tax percentage.				17.00%
Construction allowance received for leasehold improvements													$ 100,000
Deposit amount under lease agreement													$ 200,000
Grosvenor International Limited [Member] | Maximum [Member]
Other Commitments [Line Items]
Monthly base rent				$ 20,000
Grosvenor International Limited [Member] | Minimum [Member]
Other Commitments [Line Items]
Monthly base rent				$ 18,000
BMR-217TH Place LLC [Member]
Other Commitments [Line Items]
Lease termination agreement, date of termination				Mar. 01, 2015
Letter of credit drawn to pay deferred state sales tax				$ 100,000
Letter of credit terminated				200,000
Terminated lease				500,000
Reversed lease termination liability current											$ 1,300,000
BMR-217TH Place LLC [Member] | Termination Fee [Member]
Other Commitments [Line Items]
Lease termination agreement, fee payable				2,000,000
BMR-217TH Place LLC [Member] | Minimum [Member]
Other Commitments [Line Items]
Amount of funding to raise that would trigger payment of additional termination fee				$ 20,000,000
Collaborative Arrangement [Member] | Teva Pharmaceutical Industries Ltd. [Member]
Other Commitments [Line Items]
Proceeds from advance reimbursement research and development						$ 27,000,000
Hold-back amount and third-party expenses deducted from advanced reimbursement payment		$ 3,800,000				3,800,000
Hold-back amount deducted from advanced reimbursement payment		3,000,000				3,000,000
Third-party expenses deducted from advanced reimbursement payment						$ 800,000
Maximum cost exposure if third-party agreements discovered after the termination date							100,000
Collaboration agreement aggregate amount					$ 50,000,000
Gross proceeds							10,000,000
Direct and indirect costs incurred							$ 30,000,000
Collaborative Arrangement [Member] | Ionis Pharmaceuticals Inc. [Member]
Other Commitments [Line Items]
Collaboration agreement aggregate amount		$ 23,200,000
Net proceed from collaboration agreement amount, requested payment percentage												20.00%
Hold-back amount, requested payment percentage												30.00%
Lawsuit filing date							January 2016
Range of each product line							10 years
Collaborative Arrangement [Member] | Ionis Pharmaceuticals Inc. [Member] | Maximum [Member]
Other Commitments [Line Items]
Milestone payments							$ 7,750,000
Collaborative Arrangement [Member] | University of British Columbia [Member] | Maximum [Member]
Other Commitments [Line Items]
Milestone payments | CAD										CAD 1,600,000